INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of finite-lived intangible assets

	As of December 31, 2023			As of June 30, 2024
		Accumulated	Net carrying		Accumulated	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,690,720	(3,690,720)	—	3,690,720	(3,690,720)	—	—
Software	2,104,594	(894,168)	1,210,426	2,175,162	(1,071,132)	1,104,030	45,508,244
Purchased software under development phase	120,157	—	120,157	89,752	—	89,752	3,699,588
Others	26,120	(10,379)	15,741	41,517	(12,773)	28,744	1,184,831
Total	5,941,591	(4,595,267)	1,346,324	5,997,151	(4,774,625)	1,222,526	50,392,663

	As of December 31, 2022			As of December 31, 2023
		Accumulated	Net carrying		Accumulated	Net carrying	Net carrying
	Cost	amortization	value	Cost	amortization	value	value
	VND million	VND million	VND million	VND million	VND million	VND million	USD
Finite-lived intangible assets:
License	3,903,095	(3,698,305)	204,790	3,690,720	(3,690,720)	—	—
Software(i)	1,442,065	(608,416)	833,649	2,046,815	(887,418)	1,159,397	48,579,444
Purchased software under development phase	410,506	—	410,506	120,157	—	120,157	5,034,652
Others	17,176	(5,050)	12,126	18,446	(6,280)	12,166	509,763
Total	5,772,842	(4,311,771)	1,461,071	5,876,138	(4,584,418)	1,291,720	54,123,858
(i)	Weighted-average remaining useful life of 53 months as of December 31, 2023 (2022: 43 months, 2021: 48 months).